Summary of Significant Accounting Policies - Concentration and risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration and risks
Account receivable, net	$ 23,373,969	$ 10,979,821	$ 2,506,398
Customer risk | Accounts receivables | Company B
Concentration and risks
Account receivable, net	$ 8,856,527	$ 2,880,119
Concentration risk (as a percent)	37.89%	26.23%
Customer risk | Accounts receivables | Company C
Concentration and risks
Account receivable, net	$ 2,928,045	$ 2,404,672
Concentration risk (as a percent)	12.53%	21.90%